DEBT - Summary of Debt (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Feb. 29, 2016	Dec. 31, 2015	Mar. 31, 2015	Feb. 28, 2015
Debt Instrument [Line Items]
Deferred charges	$ (3,935,000)	$ (5,350,000)		$ (5,797,000)
Total debt	1,244,459,000	1,058,418,000		$ 928,496,000	$ 391,717,000
Less: current portion	(109,671,000)	0
Noncurrent portion	1,134,788,000	1,058,418,000
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	1,069,538,000	886,468,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount	33,900,000		$ 33,900,000
Long-term debt	24,317,000	28,275,000
Total debt	24,317,000	28,275,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount	82,500,000		82,500,000
Long-term debt	35,733,000	44,367,000
Total debt	35,733,000	44,367,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount	284,000,000		284,000,000
Long-term debt	190,870,000	258,538,000
Total debt	190,870,000	258,538,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount	420,000,000		420,000,000
Long-term debt	352,432,000	388,545,000
Total debt	352,432,000	388,545,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount	425,000,000	425,000,000	$ 425,000,000			$ 425,000,000
Long-term debt	220,868,000	166,743,000
Total debt	220,868,000	166,742,000
Term Loan Facility Of $102.7 Million [Member]
Debt Instrument [Line Items]
Principal amount	102,700,000.0
Long-term debt	102,765,000	0
Total debt	102,700,000
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Principal amount	73,400,000.0
Long-term debt	67,739,000	0
Total debt	67,700,000
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Principal amount	80,200,000.0
Long-term debt	74,814,000	0
Total debt	74,800,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 178,856,000	$ 177,300,000